Cash and Investments Held in Trust Account (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cash And Investment Held In Trust Account [Abstract]
Schedule of fair value on a recurring basis
Description	Level	June 30, 2021	December 31, 2020
Assets:
Trust Account - U.S. Treasury Securities Money Market Fund	1	$14,306,539	$15,364,991

Description	Level	December 31, 2020
Assets:
Trust Account - U.S. Treasury Securities Money Market Fund	1	$15,364,991

Schedule of fair value of held-to-maturity securities
	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2019
U.S. Money Market	$1,187,964	$-	$1,187,964
U.S. Treasury Securities	117,857,363	41,157	117,898,520
	$119,045,327	$41,157	$119,086,484